Provisions, contingent liabilities, contingent assets and credit commitments - Movements in provisions (Details) $ in Millions	12 Months Ended
Sep. 30, 2021 AUD ($)
Reconciliation of changes in other provisions
Balance at beginning of year	$ 5,287
Additions	2,497
Utilisation	(3,602)
Reversal of unutilised provisions	(567)
Transferred to purchaser on settlement of assets and liabilities held for sale	(9)
Balances reclassified to liabilities held for sale	(35)
Balance at end of the year	3,571
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of year	511
Additions	92
Utilisation	(42)
Reversal of unutilised provisions	(22)
Transferred to purchaser on settlement of assets and liabilities held for sale	(1)
Balances reclassified to liabilities held for sale	(7)
Balance at end of the year	531
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of year	596
Additions	986
Utilisation	(743)
Reversal of unutilised provisions	(25)
Balances reclassified to liabilities held for sale	(11)
Balance at end of the year	803
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of year	1,371
Additions	155
Utilisation	(1,377)
Reversal of unutilised provisions	(27)
Transferred to purchaser on settlement of assets and liabilities held for sale	(4)
Balances reclassified to liabilities held for sale	(1)
Balance at end of the year	117
Provision for ECL on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of year	530
Reversal of unutilised provisions	(127)
Balances reclassified to liabilities held for sale	(2)
Balance at end of the year	401
Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of year	208
Additions	4
Utilisation	(11)
Balance at end of the year	201
Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of year	176
Additions	371
Utilisation	(121)
Reversal of unutilised provisions	(50)
Balance at end of the year	376
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of year	1,895
Additions	889
Utilisation	(1,308)
Reversal of unutilised provisions	(316)
Transferred to purchaser on settlement of assets and liabilities held for sale	(4)
Balances reclassified to liabilities held for sale	(14)
Balance at end of the year	1,142
Parent Entity
Reconciliation of changes in other provisions
Balance at beginning of year	4,983
Additions	2,259
Utilisation	(3,484)
Reversal of unutilised provisions	(497)
Balances reclassified to liabilities held for sale	(7)
Balance at end of the year	3,254
Parent Entity | Long service leave
Reconciliation of changes in other provisions
Balance at beginning of year	482
Additions	92
Utilisation	(40)
Reversal of unutilised provisions	(22)
Balances reclassified to liabilities held for sale	(4)
Balance at end of the year	508
Parent Entity | Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of year	540
Additions	936
Utilisation	(711)
Reversal of unutilised provisions	(25)
Balances reclassified to liabilities held for sale	(1)
Balance at end of the year	739
Parent Entity | Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of year	1,343
Additions	150
Utilisation	(1,364)
Reversal of unutilised provisions	(15)
Balance at end of the year	114
Parent Entity | Provision for ECL on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of year	479
Reversal of unutilised provisions	(125)
Balances reclassified to liabilities held for sale	(2)
Balance at end of the year	352
Parent Entity | Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of year	179
Additions	2
Utilisation	(9)
Balance at end of the year	172
Parent Entity | Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of year	142
Additions	363
Utilisation	(103)
Reversal of unutilised provisions	(29)
Balance at end of the year	373
Parent Entity | Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of year	1,818
Additions	716
Utilisation	(1,257)
Reversal of unutilised provisions	(281)
Balance at end of the year	$ 996